FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Maturities of financial assets [Abstract]
Financial assets		$ 964,839,569	$ 1,073,132,147
Cash and Cash Equivalents [Member]
Maturities of financial assets [Abstract]
Financial assets		59,973,684	14,370,655
Cash and Cash Equivalents [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		59,973,684	14,370,655
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2028 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2028 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2029 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member]
Maturities of financial assets [Abstract]
Financial assets		736,564,944	936,505,341
Financial Assets [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		464,955,449	473,717,157
Financial Assets [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		271,609,495	462,788,184
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		240,634,495	220,547,718
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	8,771,277
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets		30,975,000	46,116
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets			233,423,073
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2028 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2028 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2029 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Financial Assets [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		271,609,495	462,788,184
Credits [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	168,602,711	122,913,296
Credits [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	28,714	28,144
Credits [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	24,230,365	7,729,169
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31 Prior Year [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	3,272,641	940,878
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0	211
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0	459
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	325,537	20,640
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	20,632,187	6,766,981
Credits [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	144,343,632	115,155,983
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01 to 03-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	143,842,758	98,788,606
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01 to 06-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	1,853	16,286,964
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01 to 09-30 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	48,767	16,051
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01 to 12-31 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	22,358	21,700
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		42,662
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	427,896	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2028 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2028 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2029 Onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	$ 168,573,997	$ 122,885,152

[1]	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.
[2]	The total amount of the receivables without specified maturity is recorded in Non-current assets.